I represent that this English language prospectus for American Express Investors Certificate (for selected investors) represents a fair and accurate translation of a Spanish language prospectus for American Express Investors Certificate (for selected investors).



/s/ Bruce A. Kohn
Bruce A. Kohn
Vice President and General Counsel
American Express Certificate Company

May 22, 2000



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:   Document Control - EDGAR

RE:     American Express Certificate Company (AECC)
        American Express Investors Certificate (Spanish for Selected Investors) File No. 33-26844

Dear Commissioners:

Registrant certifies that the form of prospectus that would have been filed under paragraph (b) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,





/s/ Bruce A. Kohn
Bruce A. Kohn
Vice President and General Counsel